Loans Payable (Line of Credit Promissory Note) (Details) - USD ($)			3 Months Ended		6 Months Ended	12 Months Ended
	Aug. 22, 2016	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2016	Dec. 15, 2014	Sep. 16, 2013	May 10, 2012
Line of Credit Facility [Line Items]
Number of warrants issued (in shares)											1,068
Outstanding balances			$ 10,794,000		$ 10,794,000	$ 28,712,000
Warrants, exercise price per share (in dollars per shares)										$ 2,000	$ 12,800
SIC III Line Of Credit Note | Line of Credit
Line of Credit Facility [Line Items]
Long-term debt								$ 19,666,000
Affiliated Entity | Securities Purchase Agreement
Line of Credit Facility [Line Items]
Stock compensation expense related to issuance of warrants							$ 2,049,000
Affiliated Entity | Securities Purchase Agreement | Series C Convertible Redeemable Preferred Stock
Line of Credit Facility [Line Items]
Temporary equity, shares subscribed but unissued, subscriptions receivable		$ 10,000,000
Affiliated Entity | Securities Purchase Agreement | SIC III Line Of Credit Note | Line of Credit
Line of Credit Facility [Line Items]
Outstanding balances								$ 20,000,000
Affiliated Entity | Note Exchange Agreement
Line of Credit Facility [Line Items]
Debt converted value	$ 30,175,000
Affiliated Entity | Note Exchange Agreement | Series C Preferred Stock
Line of Credit Facility [Line Items]
Shares issued in conversion (in shares)	30,175
Conversion to stock price (in dollars per share)	$ 1,000
Affiliated Entity | Note Exchange Agreement | SIC III
Line of Credit Facility [Line Items]
Debt converted value	$ 23,264,000
Affiliated Entity | Note Exchange Agreement | SIC III | Series C Preferred Stock
Line of Credit Facility [Line Items]
Shares issued in conversion (in shares)	23,264
Line of Credit | Affiliated Entity | Securities Purchase Agreement | SIC III Line Of Credit Note
Line of Credit Facility [Line Items]
Temporary equity, shares subscribed but unissued, subscriptions receivable		30,000,000
Maximum borrowing capacity		$ 20,000,000
Number of warrants issued for every $1,000 advanced under line of credit		50,000
Exercise price above market value of common stock (as a percent)		10.00%
Stated interest rate (as a percent)		12.00%
Debt issue amount									$ 15,500,000
Debt discount percentage		3.00%	3.00%		3.00%
Accretion of discount					$ 266,000
Unamortized discount			$ 600,000		$ 600,000
Stated interest rate in event of default (as a percent)		17.00%
Common stock, shares outstanding (in shares)									38,750
Warrants, exercise price per share (in dollars per shares)		$ 70.20							$ 72.60
Exercisable period (in years)		5 years
Maximum loan to officer		$ 500,000
Limitation on indebtedness		1,000,000
Minimum sale amount for material technology or intellectual property, term (in years)						12 months
Minimum sale amount for material technology or intellectual property		500,000
Minimum fair value of assets involved in payment, contribution or assignment		$ 1,000,000,000
Interest expense			$ 0	$ 613,000
Line of Credit | Affiliated Entity | Securities Purchase Agreement | SIC III Line Of Credit Note | Initial Draw On Line Of Credit
Line of Credit Facility [Line Items]
Number of warrants issued (in shares)		1,000,000
Debt issue amount		$ 4,500,000
Common stock, shares outstanding (in shares)		11,250